CASH HELD IN ESCROW (Tables)	12 Months Ended
Dec. 31, 2018
CASH HELD IN ESCROW
Schedule of cash held in escrow

	December 31,	December 31,	December 31,
	2018	2017	2016
Cash held in escrow	—	—	$70,000,000